Investment Objectives and Goals - T. Rowe Price Balanced Fund, Inc.	Feb. 25, 2026
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund seeks to provide capital growth, current income, and preservation of capital through a portfolio of stocks and fixed income securities.